Equity (Details) - Treasury Share Issuance - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Oct. 14, 2022	Jul. 14, 2021	Mar. 18, 2021	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2022	Jan. 31, 2022
Equity [Abstract]
Number of treasury shares reissued (in shares)	90,822	48,393	275,132	90,822	323,525
Price per share (in dollars per share)	$ 3.6	$ 1.7	$ 2.4			$ 3.60	$ 2.25
Value of treasury shares reissued	$ 0.3	$ 0.1	$ 0.7	$ 0.3	$ 0.8
Book value of treasury shares reissued	3.9	2.1	10.4		12.5
Loss on issuance of treasury shares	$ 3.6	$ 2.0	$ 9.7		$ 11.7